UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:                617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

November 30, 2015

HICII-QTLY-0116
1.861968.107

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.4%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$388,000	$261,173
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	190,900

TOTAL CONVERTIBLE BONDS		452,073

Nonconvertible Bonds - 79.3%
Aerospace - 0.4%
Bombardier, Inc. 7.5% 3/15/25 (b)	615,000	458,175
GenCorp, Inc. 7.125% 3/15/21	205,000	213,456
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)	545,000	557,263
5% 11/15/25 (b)	790,000	801,850
Orbital ATK, Inc. 5.5% 10/1/23 (b)	695,000	715,850
TransDigm, Inc. 6% 7/15/22	680,000	668,100
		3,414,694
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (b)	310,000	320,656
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	341,525	344,087
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	161,781
		826,524
Automotive & Auto Parts - 0.4%
Gates Global LLC / Gates Global Co. 6% 7/15/22 (b)	450,000	330,750
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	361,597
Schaeffler Finance BV 4.75% 5/15/21 (b)	1,380,000	1,400,700
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(c)	490,000	532,875
6.875% 8/15/18 pay-in-kind (b)(c)	590,000	609,913
		3,235,835
Banks & Thrifts - 0.3%
Ally Financial, Inc. 5.75% 11/20/25	635,000	639,366
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)	110,000	99,000
Royal Bank of Scotland Group PLC 5.125% 5/28/24	1,355,000	1,393,901
		2,132,267
Broadcasting - 0.3%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	891,750
10% 1/15/18	3,490,000	1,291,300
11.25% 3/1/21	355,000	247,613
		2,430,663
Building Materials - 1.8%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)	555,000	578,588
Building Materials Corp. of America 6% 10/15/25 (b)	695,000	716,719
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (b)	1,055,000	1,120,938
CEMEX Finance LLC:
6% 4/1/24 (b)	840,000	772,800
9.375% 10/12/22 (b)	2,535,000	2,715,619
CEMEX S.A.B. de CV:
5.875% 3/25/19 (b)	490,000	488,775
7.25% 1/15/21 (b)	3,290,000	3,314,675
HD Supply, Inc. 7.5% 7/15/20	1,000,000	1,055,000
Ply Gem Industries, Inc.:
6.5% 2/1/22	320,000	310,400
6.5% 2/1/22	840,000	798,000
USG Corp.:
5.5% 3/1/25 (b)	495,000	506,756
5.875% 11/1/21 (b)	530,000	556,500
7.875% 3/30/20 (b)	750,000	786,563
		13,721,333
Cable/Satellite TV - 3.1%
Altice SA:
5.375% 7/15/23 (b)	1,420,000	1,420,000
7.75% 7/15/25 (b)	995,000	955,200
7.75% 7/15/25 (b)	555,000	534,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	400,000	397,796
5.125% 5/1/23 (b)	830,000	821,700
5.25% 3/15/21	840,000	869,400
5.75% 9/1/23	1,160,000	1,187,550
6.5% 4/30/21	1,590,000	1,662,870
6.625% 1/31/22	2,305,000	2,432,951
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	2,380,000	2,326,450
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	760,000	702,050
5.125% 12/15/21 (b)	1,180,000	1,090,025
DISH DBS Corp.:
5% 3/15/23	865,000	748,225
5.125% 5/1/20	350,000	343,875
5.875% 7/15/22	550,000	510,813
6.75% 6/1/21	1,312,000	1,320,200
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	310,000	316,200
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,692,600
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	792,000	843,480
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)	405,000	429,806
Virgin Media Finance PLC 4.875% 2/15/22	645,000	586,950
VTR Finance BV 6.875% 1/15/24 (b)	940,000	903,152
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,290,000	1,257,750
		23,353,231
Capital Goods - 1.2%
AECOM Technology Corp. 5.75% 10/15/22	465,000	479,820
Amsted Industries, Inc. 5% 3/15/22 (b)	470,000	475,288
Belden, Inc. 5.25% 7/15/24 (b)	220,000	205,150
General Cable Corp. 5.75% 10/1/22 (c)	5,378,000	4,517,520
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	3,345,000	2,408,400
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	1,135,000	1,174,725
		9,260,903
Chemicals - 2.9%
A. Schulman, Inc. 6.875% 6/1/23 (b)	1,425,000	1,396,500
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)	960,000	1,046,400
10% 10/15/25 (b)	1,750,000	1,933,750
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	1,250,000	831,250
Huntsman International LLC 4.875% 11/15/20	755,000	709,700
LSB Industries, Inc. 7.75% 8/1/19	300,000	258,000
Momentive Performance Materials, Inc. 3.88% 10/24/21	3,155,000	2,019,200
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	2,315,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	2,580,000	2,244,600
PSPC Escrow II Corp. 10.375% 5/1/21 (b)	1,310,000	1,336,200
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)	2,270,000	2,252,975
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	375,000	373,594
Tronox Finance LLC 6.375% 8/15/20	9,915,000	6,618,263
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	645,000	649,838
5.625% 10/1/24 (b)	260,000	264,550
		21,934,820
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	300,000	205,500
Spectrum Brands Holdings, Inc. 6.625% 11/15/22	255,000	272,213
Tempur Sealy International, Inc. 5.625% 10/15/23 (b)	695,000	707,163
		1,184,876
Containers - 3.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	4,012,173	4,024,084
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)	1,760,000	1,733,600
6.25% 1/31/19 (b)	1,120,000	1,117,200
6.75% 1/31/21 (b)	4,025,000	4,055,188
7% 11/15/20 (b)	284,118	283,052
9.125% 10/15/20 (b)	1,705,000	1,788,119
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	4,075,000	3,463,750
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	220,000	217,525
Graphic Packaging International, Inc. 4.75% 4/15/21	245,000	250,513
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	916,906
5.375% 1/15/25 (b)	615,000	603,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,599,000
6.875% 2/15/21	1,925,000	1,992,375
8.25% 2/15/21 (c)	3,225,000	3,233,063
Sealed Air Corp.:
5.25% 4/1/23 (b)	870,000	900,450
6.5% 12/1/20 (b)	660,000	732,600
		26,910,894
Diversified Financial Services - 4.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	1,290,000	1,291,613
4.5% 5/15/21	1,700,000	1,736,125
4.625% 10/30/20	1,965,000	2,019,038
Aircastle Ltd.:
4.625% 12/15/18	505,000	520,150
5.125% 3/15/21	1,745,000	1,816,981
5.5% 2/15/22	470,000	492,325
6.25% 12/1/19	895,000	966,600
7.625% 4/15/20	595,000	675,325
CIT Group, Inc.:
3.875% 2/19/19	1,550,000	1,551,938
5% 8/15/22	925,000	944,656
5.375% 5/15/20	1,600,000	1,688,000
5.5% 2/15/19 (b)	615,000	644,213
FLY Leasing Ltd.:
6.375% 10/15/21	2,470,000	2,497,788
6.75% 12/15/20	590,000	615,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,920,000	1,920,000
6% 8/1/20	1,350,000	1,388,813
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)	615,000	581,175
International Lease Finance Corp.:
4.625% 4/15/21	915,000	942,450
5.875% 8/15/22	570,000	616,028
6.25% 5/15/19	1,280,000	1,376,192
8.25% 12/15/20	140,000	166,950
8.625% 1/15/22	620,000	757,950
8.75% 3/15/17 (c)	1,640,000	1,752,750
MSCI, Inc. 5.75% 8/15/25 (b)	520,000	539,500
National Financial Partners Corp. 9% 7/15/21 (b)	1,010,000	969,600
Navient Corp. 5% 10/26/20	345,000	310,500
SLM Corp.:
4.875% 6/17/19	2,355,000	2,201,925
5.5% 1/25/23	765,000	657,900
6.125% 3/25/24	570,000	491,625
7.25% 1/25/22	605,000	574,750
8% 3/25/20	2,025,000	2,055,375
8.45% 6/15/18	965,000	1,012,768
		35,776,078
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	1,835,000	1,779,950
7.625% 3/15/20	2,509,000	2,396,095
Series B, 6.5% 11/15/22	575,000	567,813
MDC Partners, Inc. 6.75% 4/1/20 (b)	3,066,000	3,136,901
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	696,131
5% 4/15/22 (b)	3,410,000	3,388,688
		11,965,578
Energy - 6.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	472,153
7% 5/20/22	985,000	1,014,550
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	465,000	470,813
6.5% 5/20/21	289,000	292,613
Antero Resources Corp.:
5.125% 12/1/22	620,000	564,200
5.625% 6/1/23 (b)	760,000	704,900
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	910,800
Baytex Energy Corp.:
5.125% 6/1/21 (b)	415,000	346,525
5.625% 6/1/24 (b)	675,000	551,813
California Resources Corp.:
5% 1/15/20	975,000	621,563
6% 11/15/24	905,000	543,000
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	497,313
Chesapeake Energy Corp.:
4.875% 4/15/22	1,995,000	844,134
5.375% 6/15/21	2,300,000	1,006,250
5.75% 3/15/23	745,000	316,625
6.125% 2/15/21	1,245,000	529,125
6.875% 11/15/20	835,000	388,275
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	3,695,000	3,630,338
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	526,866
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	3,490,000	3,359,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,070,000	928,225
6.125% 3/1/22	705,000	602,775
6.25% 4/1/23 (b)	470,000	397,150
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,020,000	1,989,700
Denbury Resources, Inc. 5.5% 5/1/22	140,000	86,800
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (b)	1,010,000	974,650
8.125% 9/15/23 (b)	220,000	218,350
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	310,000	243,350
9.375% 5/1/20	995,000	845,750
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,000,000	900,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	765,000	459,000
Halcon Resources Corp. 8.625% 2/1/20 (b)	545,000	429,188
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	1,225,000	1,101,741
5.75% 10/1/25 (b)	675,000	619,313
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	30,750
5.875% 4/1/20	75,000	59,625
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	3,335,000	796,231
6.5% 5/15/19	1,365,000	368,550
8.625% 4/15/20	480,000	124,800
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	435,000	387,150
Noble Energy, Inc.:
5.625% 5/1/21	245,000	247,449
5.875% 6/1/24	285,000	285,713
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	540,000	550,800
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	228,063
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	385,000	100,100
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	460,000	386,400
5.625% 11/15/23 (b)	675,000	556,875
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	1,325,000	1,281,938
5.625% 4/15/23	2,860,000	2,638,350
5.625% 3/1/25 (b)	1,540,000	1,412,950
5.75% 5/15/24	1,455,000	1,342,238
6.25% 3/15/22	3,055,000	2,951,894
SemGroup Corp. 7.5% 6/15/21	970,000	897,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	355,000	280,450
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	580,000	587,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	680,000	572,900
5.25% 5/1/23	330,000	299,475
6.375% 8/1/22	311,000	302,448
6.625% 10/1/20 (Reg. S) (b)	650,000	648,375
6.875% 2/1/21	580,000	578,550
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	540,000
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	260,000	193,700
6.125% 6/15/25 (b)	405,000	287,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	802,000	822,050
6.125% 10/15/21	890,000	914,475
6.25% 10/15/22 (b)	965,000	997,569
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,188,850
		50,247,741
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,500,000	1,539,375
5.625% 2/15/24	400,000	412,000
5.875% 3/15/25	1,885,000	1,939,194
		3,890,569
Environmental - 1.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,235,000	3,348,225
Clean Harbors, Inc.:
5.125% 6/1/21	730,000	731,825
5.25% 8/1/20	725,000	735,078
Covanta Holding Corp.:
5.875% 3/1/24	915,000	894,413
6.375% 10/1/22	811,000	841,413
7.25% 12/1/20	825,000	859,547
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,814,750
Tervita Corp.:
8% 11/15/18 (b)	3,650,000	2,482,000
9.75% 11/1/19 (b)	1,340,000	616,400
10.875% 2/15/18 (b)	1,315,000	606,544
		13,930,195
Food & Drug Retail - 1.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	3,940,000	3,546,000
9.25% 2/15/19 (b)	3,680,000	3,744,400
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,746,600
7.7% 2/15/27	364,000	448,630
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	3,145,000	3,145,000
		12,630,630
Food/Beverage/Tobacco - 5.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (b)	1,821,000	1,859,696
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	6,515,000	5,798,350
ESAL GmbH 6.25% 2/5/23 (b)	4,585,000	4,378,675
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	1,555,000	1,623,031
H.J. Heinz Co.:
4.875% 2/15/25 (b)	496,000	528,565
6.375% 7/15/28	145,000	166,020
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,160,000	1,191,900
7.75% 10/28/20 (b)	3,505,000	3,627,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	640,000	610,240
7.25% 6/1/21 (b)	1,940,000	2,017,600
7.25% 6/1/21 (b)	605,000	629,200
8.25% 2/1/20 (b)	1,960,000	2,053,100
Minerva Luxembourg SA 7.75% 1/31/23 (b)	4,975,000	4,863,063
Post Holdings, Inc.:
6% 12/15/22 (b)	1,015,000	1,001,044
6.75% 12/1/21 (b)	2,815,000	2,857,225
7.375% 2/15/22	7,430,000	7,734,184
7.75% 3/15/24 (b)	665,000	689,938
		41,629,506
Gaming - 1.8%
Ameristar Casinos, Inc. 7.5% 4/15/21	745,000	785,044
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,155,000	1,777,875
Eldorado Resorts, Inc. 7% 8/1/23 (b)	345,000	346,509
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	590,000	606,225
Isle of Capri Casinos, Inc. 5.875% 3/15/21	285,000	297,113
MCE Finance Ltd. 5% 2/15/21 (b)	440,000	408,100
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	707,850
8.625% 2/1/19	894,000	1,016,460
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	910,000	882,700
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,305,000	1,383,300
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	1,603,700
7% 1/1/22 (b)	1,005,000	969,825
10% 12/1/22	1,485,000	1,143,450
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	440,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	606,000	581,760
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,000,000	900,000
		13,850,461
Healthcare - 11.7%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	683,706
Alere, Inc. 6.5% 6/15/20	710,000	699,350
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	700,000	582,750
AmSurg Corp. 5.625% 7/15/22	1,035,000	1,016,888
Community Health Systems, Inc.:
5.125% 8/1/21	3,405,000	3,439,050
6.875% 2/1/22	11,916,000	11,528,730
7.125% 7/15/20	920,000	915,492
Concordia Healthcare Corp. 7% 4/15/23 (b)	640,000	550,400
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	290,000	293,625
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,243,200
5.125% 7/15/24	1,500,000	1,496,250
DJO Finco, Inc. 8.125% 6/15/21 (b)	1,210,000	1,089,000
Endo Finance LLC:
5.375% 1/15/23 (b)	1,410,000	1,332,450
7% 12/15/20 (b)	375,000	388,594
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	1,045,000	1,005,813
6% 2/1/25 (b)	1,165,000	1,106,750
HCA Holdings, Inc.:
5.375% 2/1/25	2,015,000	1,979,738
5.875% 3/15/22	620,000	664,950
5.875% 5/1/23	1,010,000	1,042,825
6.25% 2/15/21	1,045,000	1,110,313
6.5% 2/15/20	2,595,000	2,870,719
HealthSouth Corp.:
5.75% 11/1/24	650,000	627,250
5.75% 9/15/25 (b)	695,000	665,463
Hologic, Inc. 5.25% 7/15/22 (b)	900,000	936,000
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	1,210,000	1,040,600
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)	595,000	571,200
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)	50,000	50,500
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)	435,000	434,456
Kindred Healthcare, Inc.:
8% 1/15/20	3,640,000	3,403,400
8.75% 1/15/23	295,000	279,144
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	465,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	390,000	352,950
5.625% 10/15/23 (b)	900,000	776,250
5.75% 8/1/22 (b)	730,000	646,050
Molina Healthcare, Inc. 5.375% 11/15/22 (b)	705,000	708,525
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	355,000	357,663
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,370,000	1,399,113
5.5% 2/1/21	3,170,000	3,269,063
Service Corp. International 4.5% 11/15/20	440,000	446,050
Surgical Care Affiliates, Inc. 6% 4/1/23 (b)	515,000	505,988
Tenet Healthcare Corp.:
3.8372% 6/15/20 (b)(c)	1,235,000	1,218,019
4.375% 10/1/21	3,120,000	3,065,400
4.5% 4/1/21	220,000	217,250
4.75% 6/1/20	620,000	626,200
5% 3/1/19	650,000	625,625
6% 10/1/20	960,000	1,020,000
6.75% 2/1/20	610,000	603,138
6.75% 6/15/23	1,445,000	1,351,075
8.125% 4/1/22	12,249,000	12,210,671
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	2,840,000	2,541,800
5.5% 3/1/23 (b)	1,885,000	1,616,388
5.625% 12/1/21 (b)	590,000	514,775
5.875% 5/15/23 (b)	2,435,000	2,106,275
6.125% 4/15/25 (b)	3,075,000	2,659,875
6.75% 8/15/21 (b)	1,035,000	936,675
7% 10/1/20 (b)	1,060,000	985,800
7.25% 7/15/22 (b)	820,000	742,100
7.5% 7/15/21 (b)	1,555,000	1,469,599
VPI Escrow Corp. 6.375% 10/15/20 (b)	2,815,000	2,579,244
		89,065,167
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	260,000	244,400
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	455,000	441,350
Calatlantic Group, Inc. 8.375% 1/15/21	1,195,000	1,401,138
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	271,450
KB Home:
7.25% 6/15/18	230,000	243,225
8% 3/15/20	790,000	851,225
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	636,525
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	1,625,000	1,566,094
TRI Pointe Homes, Inc.:
4.375% 6/15/19	545,000	540,913
5.875% 6/15/24	300,000	297,750
WCI Communities, Inc. 6.875% 8/15/21	385,000	405,405
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	345,000
7% 8/15/22 (b)	345,000	351,038
8.5% 11/15/20	880,000	937,200
		8,532,713
Insurance - 1.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)	1,520,000	1,493,096
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	7,868,000	7,553,280
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	3,030,000	2,908,800
		11,955,176
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)	2,110,000	1,767,125
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	971,000	995,275
NCL Corp. Ltd. 5.25% 11/15/19 (b)	714,000	733,635
		3,496,035
Metals/Mining - 1.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	305,000	137,250
CONSOL Energy, Inc. 5.875% 4/15/22	2,180,000	1,427,900
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	405,350
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	495,000	320,513
7% 2/15/21 (b)	1,380,000	877,163
7.25% 5/15/22 (b)	845,000	521,788
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	405,000	348,551
Murray Energy Corp. 11.25% 4/15/21 (b)	3,031,000	674,398
Peabody Energy Corp.:
6% 11/15/18	985,000	227,831
7.875% 11/1/26	330,000	53,625
10% 3/15/22 (b)	750,000	178,125
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	1,955,000	1,505,350
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (b)	160,000	126,400
7.375% 2/1/20 (b)	450,000	355,500
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)	1,080,000	334,800
12% 4/1/20 pay-in-kind (b)(c)(d)	1,364,750	13,648
		7,508,192
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (d)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	3,240,000	3,256,200
		3,256,200
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	725,000	726,813
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)	665,000	677,469
Services - 3.5%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	3,325,000	3,067,313
APX Group, Inc.:
6.375% 12/1/19	4,028,000	3,846,740
8.75% 12/1/20	2,925,000	2,413,125
Audatex North America, Inc. 6% 6/15/21 (b)	610,000	615,338
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)	915,000	898,988
5.5% 4/1/23	615,000	627,300
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,845,000	2,489,375
Corrections Corp. of America:
4.125% 4/1/20	745,000	724,513
5% 10/15/22	840,000	832,650
Garda World Security Corp. 7.25% 11/15/21 (b)	120,000	106,800
Hertz Corp.:
5.875% 10/15/20	685,000	705,550
6.25% 10/15/22	1,340,000	1,393,600
IHS, Inc. 5% 11/1/22	610,000	620,675
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)	10,416,000	7,968,240
The GEO Group, Inc. 6.625% 2/15/21	235,000	238,819
TMS International Corp. 7.625% 10/15/21 (b)	185,000	162,800
		26,711,826
Steel - 1.4%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	1,165,000	952,388
Commercial Metals Co. 4.875% 5/15/23	785,000	688,838
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	780,000	729,300
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	5,265,000	3,577,041
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	230,000	190,900
Steel Dynamics, Inc.:
5.125% 10/1/21	1,585,000	1,541,413
5.5% 10/1/24	3,020,000	2,884,100
		10,563,980
Super Retail - 2.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	4,165,000	4,196,238
Asbury Automotive Group, Inc. 6% 12/15/24	925,000	959,688
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(c)	2,980,000	742,310
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	1,105,000	740,350
7.75% 6/1/20 (b)	1,275,000	350,625
9% 3/15/19 (b)	3,515,000	2,653,825
DPL, Inc. 7.75% 10/15/20 (b)	2,085,000	1,230,150
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,265,000	1,312,438
JC Penney Corp., Inc.:
5.65% 6/1/20	185,000	159,100
6.375% 10/15/36	471,000	294,375
7.4% 4/1/37	595,000	413,525
Serta Simmons Holdings, LLC 8.125% 10/1/20 (b)	4,735,000	4,936,238
The Bon-Ton Department Stores, Inc. 8% 6/15/21	165,000	47,025
		18,035,887
Technology - 2.1%
ADT Corp. 6.25% 10/15/21	820,000	856,900
Avaya, Inc. 10.5% 3/1/21 (b)	368,138	121,486
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	725,000	739,500
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	600,000	465,000
BMC Software, Inc. 7.25% 6/1/18	625,000	571,875
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)	320,000	234,800
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	497,475
CommScope, Inc. 4.375% 6/15/20 (b)	725,000	730,438
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,145,000	572,500
First Data Corp. 8.75% 1/15/22 pay-in-kind (b)(c)	1,065,000	1,119,315
Global Cash Access, Inc. 10% 1/15/22 (b)	835,000	736,888
Lucent Technologies, Inc.:
6.45% 3/15/29	2,810,000	2,880,250
6.5% 1/15/28	190,000	190,950
Micron Technology, Inc.:
5.25% 1/15/24 (b)	1,540,000	1,432,200
5.5% 2/1/25	700,000	649,250
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	655,000	658,275
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	694,425
Sanmina Corp. 4.375% 6/1/19 (b)	950,000	966,625
VeriSign, Inc. 4.625% 5/1/23	695,000	686,313
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,695,000	1,622,963
		16,427,428
Telecommunications - 11.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (b)	605,000	620,125
6.75% 11/15/20 (b)	904,000	956,649
Altice Financing SA:
6.5% 1/15/22 (b)	3,565,000	3,582,825
6.625% 2/15/23 (b)	1,565,000	1,552,277
Altice Finco SA:
8.125% 1/15/24 (b)	2,785,000	2,652,713
9.875% 12/15/20 (b)	1,375,000	1,457,500
Altice SA 7.75% 5/15/22 (b)	10,815,000	10,112,025
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,110,000
Columbus International, Inc. 7.375% 3/30/21 (b)	5,000,000	5,268,750
CommScope Technologies Finance LLC 6% 6/15/25 (b)	815,000	780,363
Crown Castle International Corp. 5.25% 1/15/23	545,000	564,756
Digicel Group Ltd.:
6% 4/15/21 (b)	3,480,000	3,105,900
6.75% 3/1/23 (b)	1,360,000	1,199,792
Frontier Communications Corp.:
8.875% 9/15/20 (b)	455,000	456,138
10.5% 9/15/22 (b)	695,000	688,919
11% 9/15/25 (b)	695,000	681,100
GCI, Inc. 6.875% 4/15/25	1,835,000	1,899,225
Inmarsat Finance PLC 4.875% 5/15/22 (b)	1,410,000	1,381,800
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,075,000	2,290,875
6.625% 12/15/22 (Reg. S)	675,000	408,375
7.5% 4/1/21	1,785,000	1,481,550
Intelsat Luxembourg SA 7.75% 6/1/21	2,150,000	838,500
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	2,010,000	1,994,925
5.375% 1/15/24 (b)	1,765,000	1,767,206
5.375% 5/1/25 (b)	335,000	332,906
5.625% 2/1/23	830,000	836,225
MetroPCS Wireless, Inc. 6.625% 11/15/20	955,000	983,650
Millicom International Cellular SA 4.75% 5/22/20 (b)	410,000	379,250
Neptune Finco Corp.:
6.625% 10/15/25 (b)	780,000	808,275
10.125% 1/15/23 (b)	1,050,000	1,097,250
10.875% 10/15/25 (b)	1,050,000	1,110,375
Numericable Group SA:
4.875% 5/15/19 (b)	2,735,000	2,728,163
6% 5/15/22 (b)	2,930,000	2,893,375
6.25% 5/15/24 (b)	985,000	970,225
Sable International Finance Ltd. 6.875% 8/1/22 (b)	545,000	547,725
SBA Communications Corp. 5.625% 10/1/19	445,000	464,469
Sprint Capital Corp.:
6.875% 11/15/28	2,735,000	1,969,200
6.9% 5/1/19	6,715,000	5,976,350
Sprint Communications, Inc. 6% 11/15/22	1,515,000	1,136,250
Sprint Corp.:
7.125% 6/15/24	1,595,000	1,220,175
7.25% 9/15/21	3,470,000	2,810,700
7.625% 2/15/25	540,000	424,238
7.875% 9/15/23	3,935,000	3,167,675
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,155,750
6.125% 1/15/22	655,000	668,434
6.25% 4/1/21	1,310,000	1,342,750
6.5% 1/15/26	630,000	628,299
6.542% 4/28/20	575,000	593,688
6.625% 4/1/23	1,835,000	1,882,068
6.633% 4/28/21	1,235,000	1,276,681
ViaSat, Inc. 6.875% 6/15/20	870,000	902,721
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	2,035,000	2,029,913
7.375% 4/23/21 (b)	1,405,000	1,355,825
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (b)	450,000	429,750
		88,974,643
Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	1,880,000	1,757,800
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	4,280,000	3,210,000
8.125% 2/15/19	2,475,000	1,670,625
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	420,000	336,000
Teekay Corp.:
8.5% 1/15/20	825,000	808,492
8.5% 1/15/20 (b)	705,000	690,893
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	664,200
		9,138,010
Utilities - 2.4%
Calpine Corp.:
5.5% 2/1/24	1,660,000	1,541,725
6% 1/15/22 (b)	555,000	575,813
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	650,000	643,500
Dynegy, Inc.:
7.375% 11/1/22	1,235,000	1,190,466
7.625% 11/1/24	3,555,000	3,377,250
GenOn Energy, Inc.:
9.5% 10/15/18	170,000	150,450
9.875% 10/15/20	280,000	236,600
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	170,000	153,000
7% 6/15/23	2,475,000	2,264,625
InterGen NV 7% 6/30/23 (b)	3,780,000	3,137,400
Mirant Americas Generation LLC 9.125% 5/1/31	189,000	146,475
NRG Energy, Inc. 7.875% 5/15/21	465,000	463,838
NSG Holdings II, LLC 7.75% 12/15/25 (b)	886,673	973,124
PPL Energy Supply LLC 6.5% 6/1/25 (b)	655,000	563,300
RJS Power Holdings LLC 5.125% 7/15/19 (b)	1,940,000	1,750,850
RRI Energy, Inc. 7.875% 6/15/17	480,000	454,800
The AES Corp. 3.3244% 6/1/19 (c)	555,000	520,313
		18,143,529

TOTAL NONCONVERTIBLE BONDS		605,539,866

TOTAL CORPORATE BONDS
(Cost $666,940,531)		605,991,939

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (Cost $15,559)(b)(c)	30,001	22,501
	Shares	Value

Common Stocks - 0.2%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc.	13,838	319,381
Chassix Holdings, Inc. warrants	3,722	0

TOTAL AUTOMOTIVE & AUTO PARTS		319,381

Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	416,325
Building Materials - 0.1%
Nortek, Inc. (e)	17,280	831,859
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (e)	78,000	117,000
TOTAL COMMON STOCKS
(Cost $2,615,374)		1,684,565

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,366	2,649,920
Huntington Bancshares, Inc. 8.50%	3,170	4,279,500
		6,929,420
Energy - 0.2%
Chesapeake Energy Corp. Series A 5.75%	5,600	1,319,500

TOTAL CONVERTIBLE PREFERRED STOCKS		8,248,920

Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (b)	2,143	2,157,867
TOTAL PREFERRED STOCKS
(Cost $10,849,776)		10,406,787
	Principal Amount	Value

Bank Loan Obligations - 7.5%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	616,836	600,903
Tranche D, term loan 3.75% 6/4/21 (c)	952,938	927,685

TOTAL AEROSPACE		1,528,588

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	162,417	162,417
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	525,437	516,899
Building Materials - 0.0%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (c)	439,442	430,653
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	753,746	741,181
Capital Goods - 0.3%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	1,601,170	1,563,142
SRAM LLC. Tranche B, term loan 4.0169% 4/10/20 (c)	661,294	538,954

TOTAL CAPITAL GOODS		2,102,096

Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	129,675	127,730
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	774,725	765,219
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)	611,667	609,881
Diversified Media - 0.0%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	509,600	487,050
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	1,420,000	1,343,931
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	820,313	808,525
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	4,586,811	4,477,875
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (c)	266,886	206,837

TOTAL ENVIRONMENTAL		4,684,712

Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	4,211,243	3,758,534
Healthcare - 0.4%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)	155,000	155,775
Tranche B 1LN, term loan 4.5% 4/23/21 (c)	504,245	502,198
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0766% 5/1/18 (c)	964,933	963,370
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (c)	631,825	627,086
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 3.75% 8/5/20 (c)	930,000	874,349

TOTAL HEALTHCARE		3,122,778

Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	1,091,284	1,085,828
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	2,073,695	2,061,668
Insurance - 0.6%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	4,557,757	4,411,544
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	1,398,700	1,383,846
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	826,421	761,861
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (c)	1,126,368	1,091,169
Tranche DD, term loan 4.0032% 11/8/20 (c)	288,141	279,136
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	8,235,522	6,979,605

TOTAL SERVICES		10,495,617

Super Retail - 1.2%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	1,775,000	1,459,050
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	2,539,365	1,593,452
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	2,477,982	2,453,202
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (c)	2,098,224	1,959,657
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)	1,701,450	1,669,395

TOTAL SUPER RETAIL		9,134,756

Technology - 0.9%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	290,000	281,483
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	3,672,272	3,535,223
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)	1,876,467	1,832,689
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	455,700	449,908
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)	418,625	401,009
Tranche 2LN, term loan 8% 4/9/22 (c)	360,000	339,599
SunGard Data Systems, Inc. Tranche E, term loan 4% 3/8/20 (c)	0	0

TOTAL TECHNOLOGY		6,839,911

Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (c)	533,322	527,808
Utilities - 0.2%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (c)	1,726,185	1,649,940
Tranche B 2LN, term loan 3.25% 1/31/22 (c)	259,051	247,826

TOTAL UTILITIES		1,897,766

TOTAL BANK LOAN OBLIGATIONS
(Cost $61,369,135)		57,645,092

Preferred Securities - 5.1%
Banks & Thrifts - 4.0%
Bank of America Corp.:
6.1% (c)(f)	1,850,000	1,883,658
6.25% (c)(f)	1,320,000	1,359,122
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,813,256
Barclays PLC:
6.625% (c)(f)	4,635,000	4,632,253
8.25% (c)(f)	1,705,000	1,853,938
Credit Agricole SA:
6.625% (b)(c)(f)	1,410,000	1,408,884
7.875% (b)(c)(f)	1,795,000	1,864,427
Credit Suisse Group AG:
6.25% (b)(c)(f)	815,000	835,495
7.5% (b)(c)(f)	1,165,000	1,269,210
Deutsche Bank AG 7.5% (c)(f)	1,600,000	1,620,173
Goldman Sachs Group, Inc. 5.375% (c)(f)	1,005,000	1,006,860
JPMorgan Chase & Co.:
5.3% (c)(f)	1,675,000	1,670,801
6.125% (c)(f)	470,000	477,772
6.75% (c)(f)	910,000	1,006,349
Lloyds Banking Group PLC 7.5% (c)(f)	2,260,000	2,462,028
Royal Bank of Scotland Group PLC:
7.5% (c)(f)	1,350,000	1,423,541
8% (c)(f)	590,000	630,490
Societe Generale:
6% (b)(c)(f)	685,000	661,780
8% (b)(c)(f)	1,740,000	1,796,717

TOTAL BANKS & THRIFTS		30,676,754

Diversified Financial Services - 1.1%
Citigroup, Inc.:
5.875% (c)(f)	6,750,000	6,736,102
6.3% (c)(f)	1,530,000	1,509,374

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,245,476

TOTAL PREFERRED SECURITIES
(Cost $38,025,340)		38,922,230
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.18% (g)
(Cost $36,291,225)	36,291,225	36,291,225
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $816,106,940)		750,964,339
NET OTHER ASSETS (LIABILITIES) - 1.7%		12,629,933
NET ASSETS - 100%		$763,594,272

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $325,408,833 or 42.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,267

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$319,381	$--	$--	$319,381
Energy	1,319,500	--	1,319,500	--
Financials	9,503,612	7,345,745	2,157,867	--
Industrials	831,859	831,859	--	--
Telecommunication Services	117,000	--	--	117,000
Corporate Bonds	605,991,939	--	605,991,939	--
Commercial Mortgage Securities	22,501	--	--	22,501
Bank Loan Obligations	57,645,092	--	57,326,900	318,192
Preferred Securities	38,922,230	--	38,922,230	--
Money Market Funds	36,291,225	36,291,225	--	--
Total Investments in Securities:	$750,964,339	$44,468,829	$705,718,436	$777,074

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $813,696,671. Net unrealized depreciation aggregated $62,732,332, of which $13,184,944 related to appreciated investment securities and $75,917,276 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

November 30, 2015

SHI-QTLY-0116
1.824030.110

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.5%
	Principal Amount	Value
Aerospace - 0.2%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,965,000	$2,023,950
Air Transportation - 1.6%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	1,710,000	1,654,425
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,305,077
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	462,014	510,525
5.5% 4/29/22	774,966	798,215
9.25% 5/10/17	151,506	161,733
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (a)	690,000	692,588
8.021% 8/10/22	706,211	790,956
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	965,987	1,023,946
12% 1/15/16 (a)	58,666	59,488

TOTAL AIR TRANSPORTATION		12,996,953

Automotive & Auto Parts - 0.5%
Schaeffler Finance BV 4.75% 5/15/21 (a)	2,050,000	2,080,750
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,170,000	1,174,388
4.75% 4/29/25 (a)	540,000	521,608

TOTAL AUTOMOTIVE & AUTO PARTS		3,776,746

Banks & Thrifts - 0.1%
Ally Financial, Inc. 5.75% 11/20/25	680,000	684,675
Building Materials - 1.5%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	7,395,000	7,450,463
6% 10/15/25 (a)	1,710,000	1,763,438
USG Corp. 5.5% 3/1/25 (a)	3,435,000	3,516,581

TOTAL BUILDING MATERIALS		12,730,482

Cable/Satellite TV - 2.8%
Altice SA 5.375% 7/15/23 (a)	6,350,000	6,350,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	546,970
5.125% 5/1/23 (a)	2,260,000	2,237,400
5.875% 5/1/27 (a)	850,000	843,625
CCOH Safari LLC 5.75% 2/15/26 (a)	1,570,000	1,577,850
Cogeco Cable, Inc. 4.875% 5/1/20 (a)	2,545,000	2,545,000
DISH DBS Corp.:
5.125% 5/1/20	5,465,000	5,369,363
6.75% 6/1/21	3,375,000	3,396,094

TOTAL CABLE/SATELLITE TV		22,866,302

Chemicals - 1.1%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	965,000	1,051,850
LSB Industries, Inc. 7.75% 8/1/19	5,115,000	4,398,900
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	2,800,000	2,800,000
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,290,000	1,122,300

TOTAL CHEMICALS		9,373,050

Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.3372% 12/15/19 (a)(b)	4,505,000	4,426,163
Ball Corp. 5.25% 7/1/25	1,760,000	1,773,200
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,115,000	1,159,600
6.375% 8/15/25 (a)	1,115,000	1,160,994

TOTAL CONTAINERS		8,519,957

Diversified Financial Services - 10.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,590,000	1,611,863
4.625% 7/1/22	1,410,000	1,425,863
5% 10/1/21	4,690,000	4,865,875
Aircastle Ltd.:
5.125% 3/15/21	4,735,000	4,930,319
6.25% 12/1/19	8,390,000	9,061,200
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	4,009,606
6.75% 12/15/20	3,145,000	3,278,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,294,000
5.875% 2/1/22	22,275,000	22,623,136
6% 8/1/20	2,230,000	2,294,113
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	1,545,000	1,458,094
International Lease Finance Corp.:
4.625% 4/15/21	510,000	525,300
6.25% 5/15/19	3,380,000	3,634,007
MSCI, Inc. 5.25% 11/15/24 (a)	1,435,000	1,478,050
Navient Corp.:
5% 10/26/20	515,000	463,500
5.875% 3/25/21	1,190,000	1,088,850
5.875% 10/25/24	2,110,000	1,798,775
SLM Corp.:
4.875% 6/17/19	4,795,000	4,483,325
5.5% 1/15/19	3,860,000	3,713,320
5.5% 1/25/23	6,925,000	5,955,500
6.125% 3/25/24	2,185,000	1,884,563

TOTAL DIVERSIFIED FINANCIAL SERVICES		82,877,922

Energy - 10.3%
Antero Resources Corp.:
5.125% 12/1/22	5,665,000	5,155,150
5.625% 6/1/23 (a)	4,530,000	4,201,575
Baytex Energy Corp.:
5.125% 6/1/21 (a)	555,000	463,425
5.625% 6/1/24 (a)	1,720,000	1,406,100
Chesapeake Energy Corp.:
4.875% 4/15/22	1,415,000	598,722
5.375% 6/15/21	1,385,000	605,938
5.75% 3/15/23	1,000,000	425,000
6.5% 8/15/17	625,000	435,938
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	5,565,000	5,356,313
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	85,000	83,725
Denbury Resources, Inc.:
5.5% 5/1/22	6,630,000	4,110,600
6.375% 8/15/21	4,025,000	2,576,000
Energy Transfer Equity LP 5.5% 6/1/27	1,165,000	975,688
Exterran Holdings, Inc. 7.25% 12/1/18	4,584,000	4,666,970
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	3,154,375
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,895,000	2,800,913
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,677,000	5,105,780
5.75% 10/1/25 (a)	1,125,000	1,032,188
7.625% 4/15/21 (a)	290,000	295,800
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,611,000	2,663,220
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,030,000	1,075,063
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	5,450,000	5,272,875
5.625% 3/1/25 (a)	9,580,000	8,789,650
5.75% 5/15/24	7,260,000	6,697,350
SM Energy Co. 6.5% 11/15/21	1,075,000	1,045,438
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,650,000	1,670,625
6.375% 4/1/23 (a)	3,030,000	3,067,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.75% 3/15/24 (a)	1,640,000	1,558,000
6.875% 2/1/21	980,000	977,550
TerraForm Power Operating LLC:
5.875% 2/1/23 (a)	845,000	629,525
6.125% 6/15/25 (a)	245,000	173,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	385,000	400,400
5.875% 10/1/20	505,000	517,625
6.125% 10/15/21	245,000	251,738
6.25% 10/15/22 (a)	410,000	423,838
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	2,758,900
WPX Energy, Inc. 7.5% 8/1/20	3,425,000	3,228,063

TOTAL ENERGY		84,651,885

Food & Drug Retail - 0.1%
Tesco PLC 6.15% 11/15/37 (a)	1,170,000	1,051,556
Food/Beverage/Tobacco - 6.0%
ESAL GmbH 6.25% 2/5/23 (a)	14,260,000	13,618,300
JBS Investments GmbH:
7.25% 4/3/24 (a)	5,840,000	6,000,600
7.75% 10/28/20 (a)	2,755,000	2,851,425
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	610,000	581,635
5.875% 7/15/24 (a)	5,010,000	4,934,850
7.25% 6/1/21 (a)	2,335,000	2,428,400
7.25% 6/1/21 (a)	865,000	899,600
8.25% 2/1/20 (a)	3,235,000	3,388,663
Minerva Luxembourg SA 7.75% 1/31/23 (a)	8,500,000	8,308,750
Vector Group Ltd. 7.75% 2/15/21	6,218,000	6,606,625

TOTAL FOOD/BEVERAGE/TOBACCO		49,618,848

Gaming - 4.2%
MCE Finance Ltd. 5% 2/15/21 (a)	13,345,000	12,377,488
Scientific Games Corp. 7% 1/1/22 (a)	6,785,000	6,547,525
Wynn Macau Ltd. 5.25% 10/15/21 (a)	17,535,000	15,781,500

TOTAL GAMING		34,706,513

Healthcare - 1.6%
Community Health Systems, Inc. 5.125% 8/1/21	3,025,000	3,055,250
HealthSouth Corp. 5.75% 11/1/24	615,000	593,475
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20(a)	365,000	330,325
5.5% 4/15/25 (a)	345,000	292,388
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	955,000	959,775
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,385,000	5,553,281
Tenet Healthcare Corp. 6% 10/1/20	2,090,000	2,220,625

TOTAL HEALTHCARE		13,005,119

Homebuilders/Real Estate - 2.6%
CBRE Group, Inc. 5% 3/15/23	8,910,000	8,970,927
Communications Sales & Leasing, Inc. 6% 4/15/23 (a)	340,000	321,300
Howard Hughes Corp. 6.875% 10/1/21 (a)	800,000	818,000
Lennar Corp. 4.875% 12/15/23	1,590,000	1,590,000
Meritage Homes Corp. 6% 6/1/25	1,485,000	1,503,563
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	2,090,000	2,095,225
5.625% 3/1/24 (a)	1,500,000	1,445,625
5.875% 4/15/23 (a)	785,000	780,094
TRI Pointe Homes, Inc.:
4.375% 6/15/19	3,410,000	3,384,425
5.875% 6/15/24	215,000	213,388

TOTAL HOMEBUILDERS/REAL ESTATE		21,122,547

Leisure - 0.9%
NCL Corp. Ltd.:
4.625% 11/15/20 (a)	2,290,000	2,295,725
5.25% 11/15/19 (a)	1,640,000	1,685,100
Speedway Motorsports, Inc. 5.125% 2/1/23	3,110,000	3,113,888

TOTAL LEISURE		7,094,713

Metals/Mining - 1.6%
CONSOL Energy, Inc. 5.875% 4/15/22	3,365,000	2,204,075
Lundin Mining Corp.:
7.5% 11/1/20 (a)	4,220,000	4,109,225
7.875% 11/1/22 (a)	4,610,000	4,391,025
New Gold, Inc. 6.25% 11/15/22 (a)	2,885,000	2,455,856

TOTAL METALS/MINING		13,160,181

Paper - 0.9%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (a)	5,605,000	5,703,088
7.75% 7/15/17 (a)	1,855,000	1,938,475

TOTAL PAPER		7,641,563

Publishing/Printing - 1.4%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	8,715,000	8,135,888
7% 2/15/22	1,620,000	1,559,250
7.875% 3/15/21	1,535,000	1,596,400

TOTAL PUBLISHING/PRINTING		11,291,538

Services - 4.0%
ADT Corp.:
3.5% 7/15/22	3,241,000	2,961,464
4.125% 4/15/19	2,828,000	2,877,490
5.25% 3/15/20	3,110,000	3,257,725
APX Group, Inc. 6.375% 12/1/19	18,140,000	17,323,700
Audatex North America, Inc.:
6% 6/15/21 (a)	4,665,000	4,705,819
6.125% 11/1/23 (a)	1,105,000	1,113,288
The GEO Group, Inc. 5.875% 1/15/22	785,000	774,206

TOTAL SERVICES		33,013,692

Steel - 2.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,175,000	1,098,625
Steel Dynamics, Inc.:
5.125% 10/1/21	8,800,000	8,558,000
5.25% 4/15/23	1,300,000	1,248,000
5.5% 10/1/24	7,410,000	7,076,550
6.125% 8/15/19	3,137,000	3,246,795

TOTAL STEEL		21,227,970

Super Retail - 0.2%
L Brands, Inc. 6.875% 11/1/35 (a)	1,010,000	1,035,250
Sally Holdings LLC 5.625% 12/1/25 (c)	805,000	816,069

TOTAL SUPER RETAIL		1,851,319

Technology - 6.1%
ADT Corp.:
4.125% 6/15/23	6,090,000	5,699,022
6.25% 10/15/21	3,720,000	3,887,400
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,495,000	3,355,200
Micron Technology, Inc.:
5.25% 8/1/23 (a)	6,525,000	6,133,500
5.25% 1/15/24 (a)	2,140,000	1,990,200
5.5% 2/1/25	3,925,000	3,640,438
5.625% 1/15/26 (a)	8,940,000	8,213,625
5.875% 2/15/22	4,930,000	4,958,249
Nuance Communications, Inc. 5.375% 8/15/20 (a)	4,192,000	4,254,880
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	1,785,000	1,762,688
Qorvo, Inc.:
6.75% 12/1/23 (a)	1,605,000	1,641,113
7% 12/1/25 (a)	1,605,000	1,649,138
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	805,000	805,000
Sensata Technologies BV 5% 10/1/25 (a)	1,210,000	1,143,450
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,410,000	1,452,230

TOTAL TECHNOLOGY		50,586,133

Telecommunications - 13.1%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	894,450
6.625% 2/15/23 (a)	3,480,000	3,451,708
7.875% 12/15/19 (a)	1,350,000	1,405,688
Columbus International, Inc. 7.375% 3/30/21 (a)	5,681,000	5,986,354
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,455,000	4,636,750
GCI, Inc.:
6.75% 6/1/21	1,340,000	1,376,850
6.875% 4/15/25	2,850,000	2,949,750
Neptune Finco Corp.:
6.625% 10/15/25 (a)	785,000	813,456
10.875% 10/15/25 (a)	2,230,000	2,358,225
Numericable Group SA:
6% 5/15/22 (a)	8,025,000	7,924,688
6.25% 5/15/24 (a)	8,210,000	8,086,850
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,235,000	2,246,175
Sprint Capital Corp.:
6.875% 11/15/28	8,020,000	5,774,400
8.75% 3/15/32	4,410,000	3,445,313
Sprint Communications, Inc.:
7% 3/1/20 (a)	8,945,000	9,129,491
9% 11/15/18 (a)	6,585,000	7,111,800
Sprint Corp. 7.875% 9/15/23	1,660,000	1,336,300
T-Mobile U.S.A., Inc.:
6% 3/1/23	5,535,000	5,562,675
6.375% 3/1/25	5,795,000	5,766,025
6.464% 4/28/19	7,455,000	7,660,013
6.5% 1/15/24	1,700,000	1,712,750
6.5% 1/15/26	1,360,000	1,356,328
6.542% 4/28/20	2,030,000	2,095,975
6.625% 4/1/23	6,135,000	6,292,363
Telecom Italia SpA 5.303% 5/30/24 (a)	2,000,000	2,034,500
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	6,810,000	6,792,975

TOTAL TELECOMMUNICATIONS		108,201,852

Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	230,000	215,050
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	7,935,000	5,951,250

TOTAL TRANSPORTATION EX AIR/RAIL		6,166,300

Utilities - 5.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,995,000	6,925,050
DPL, Inc. 6.75% 10/1/19	550,000	559,625
NRG Energy, Inc.:
6.25% 7/15/22	4,355,000	4,028,375
6.25% 5/1/24	4,650,000	4,208,250
NSG Holdings II, LLC 7.75% 12/15/25 (a)	8,102,846	8,892,873
PPL Energy Supply LLC 6.5% 6/1/25 (a)	620,000	533,200
RJS Power Holdings LLC 5.125% 7/15/19 (a)	8,850,000	7,987,125
The AES Corp.:
4.875% 5/15/23	5,580,000	5,028,975
7.375% 7/1/21	4,889,000	5,035,670

TOTAL UTILITIES		43,199,143

TOTAL NONCONVERTIBLE BONDS
(Cost $691,404,003)		663,440,909

Bank Loan Obligations - 6.3%
Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	3,361,830	3,272,741
Air Transportation - 0.8%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	6,558,750	6,497,295
Cable/Satellite TV - 1.0%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	5,502,419	5,410,693
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,330,000	2,321,682

TOTAL CABLE/SATELLITE TV		7,732,375

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	1,875,859	1,831,307
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,747,261	1,731,431
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 9/18/22 (b)	1,615,000	1,605,924
Gaming - 1.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	4,816,000	4,806,994
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	3,988,408	3,914,623
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,349,688	3,096,083

TOTAL GAMING		11,817,700

Healthcare - 0.7%
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	6,020,000	5,666,325
Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	1,964,865	1,815,869
Services - 0.3%
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (b)	2,217,456	2,148,161
Tranche DD, term loan 4.0032% 11/8/20 (b)	567,256	549,529

TOTAL SERVICES		2,697,690

Super Retail - 0.1%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	557,200	546,702
Utilities - 0.8%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,365,572	4,172,745
Calpine Corp. Tranche B 6LN, term loan 1/1/23 (d)	1,715,000	1,697,850
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,347,920	986,233

TOTAL UTILITIES		6,856,828

TOTAL BANK LOAN OBLIGATIONS
(Cost $53,121,804)		52,072,187

Preferred Securities - 11.5%
Banks & Thrifts - 8.9%
BAC Capital Trust XIV 4% (b)(e)	655,000	499,310
Bank of America Corp.:
6.1% (b)(e)	2,440,000	2,484,393
6.25% (b)(e)	12,760,000	13,138,183
6.5% (b)(e)	3,245,000	3,450,007
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,386,970
Barclays PLC:
6.625% (b)(e)	1,775,000	1,773,948
8.25% (b)(e)	3,395,000	3,691,567
BNP Paribas SA 7.375% (a)(b)(e)	1,865,000	1,955,159
Credit Agricole SA 6.625% (a)(b)(e)	9,580,000	9,572,416
Credit Suisse Group AG 6.25% (a)(b)(e)	1,425,000	1,460,834
Deutsche Bank AG 7.5% (b)(e)	4,295,000	4,349,152
Goldman Sachs Group, Inc. 5.375% (b)(e)	3,955,000	3,962,321
JPMorgan Chase & Co.:
5.3% (b)(e)	3,375,000	3,366,539
6% (b)(e)	2,670,000	2,733,042
6.1% (b)(e)	1,135,000	1,164,132
6.75% (b)(e)	3,910,000	4,323,982
Societe Generale 8% (a)(b)(e)	1,910,000	1,972,259
Wells Fargo & Co. 5.875% (b)(e)	3,000,000	3,242,633

TOTAL BANKS & THRIFTS		73,526,847

Diversified Financial Services - 2.6%
American Express Co. 4.9% (b)(e)	2,820,000	2,742,916
Citigroup, Inc.:
5.875% (b)(e)	3,735,000	3,727,310
5.95% (b)(e)	7,450,000	7,161,427
5.95% (b)(e)	1,115,000	1,125,680
6.125% (b)(e)	2,860,000	2,913,351
6.3% (b)(e)	3,960,000	3,906,616

TOTAL DIVERSIFIED FINANCIAL SERVICES		21,577,300

TOTAL PREFERRED SECURITIES
(Cost $94,150,489)		95,104,147
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.18% (f)
(Cost $3,815,758)	3,815,758	3,815,758
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $842,492,054)		814,433,001
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,118,729
NET ASSETS - 100%		$824,551,730

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $333,328,162 or 40.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,972
Total	$7,972

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$663,440,909	$--	$663,440,909	$--
Bank Loan Obligations	52,072,187	--	52,072,187	--
Preferred Securities	95,104,147	--	95,104,147	--
Money Market Funds	3,815,758	3,815,758	--	--
Total Investments in Securities:	$814,433,001	$3,815,758	$810,617,243	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $841,700,268. Net unrealized depreciation aggregated $27,267,267, of which $7,688,504 related to appreciated investment securities and $34,955,771 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016